UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2017 to June 30, 2018

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ITEM 1. PROXY VOTING RECORD.

ATTACHED ARE THE PROXY VOTING RECORDS FOR THE FOLLOWING FUNDS, EACH OF WHICH IS
                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND:

                                FMC SELECT FUND

                            FMC STRATEGIC VALUE FUND
       (THE FMC STRATEGIC VALUE FUND WAS LIQUIDATED ON FEBRUARY 16, 2018)

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                                                      FMC SELECT FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ALPHABET INC.
 SECURITY ID: 02079K305  TICKER: GOOGL
 Meeting Date: 06-Jun-18           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  The Ratification of the Appointment of Ernst &
       Young LLP As Alphabet's Independent Registered
       Public Accounting Firm for the Fiscal Year Ending
       December 31, 2018.                                  Management     For          Voted - For
 3.  The Approval of Amendments to Alphabet's 2012 Stock
       Plan to Increase the Share Reserve by 11,500,000
       Shares of Class C Capital Stock and to Prohibit the
       Repricing of Stock Options Granted Under the 2012
       Stock Plan Without Stockholder Approval.            Management     For          Voted - For
 4.  A Stockholder Proposal Regarding Equal Shareholder
       Voting, If Properly Presented at the Meeting.       Management     Against      Voted - Against
 5.  A Stockholder Proposal Regarding A Lobbying Report,
       If Properly Presented at the Meeting.               Management     Against      Voted - Against
 6.  A Stockholder Proposal Regarding A Report on Gender
       Pay, If Properly Presented at the Meeting.          Management     Against      Voted - Against
 7.  A Stockholder Proposal Regarding Simple Majority
       Vote, If Properly Presented at the Meeting.         Management     Against      Voted - Against
 8.  A Stockholder Proposal Regarding A Sustainability
       Metrics Report, If Properly Presented at the
       Meeting.                                            Management     Against      Voted - Against
 9.  A Stockholder Proposal Regarding Board Diversity
       and Qualifications, If Properly Presented at the
       Meeting.                                            Management     Against      Voted - Against
 10. A Stockholder Proposal Regarding A Report on
       Content Governance, If Properly Presented at the
       Meeting.                                            Management     Against      Voted - Against
ANHEUSER-BUSCH INBEV SA
 SECURITY ID: 03524A108  TICKER: BUD
 Meeting Date: 25-Apr-18           Meeting Type: Annual
 4.  Approval of the Statutory Annual Accounts             Management     For          Voted - For
 5.  Discharge to the Directors                            Management     For          Voted - For
 6.  Discharge to the Statutory Auditor                    Management     For          Voted - For
 7a. Renewing the Appointment as Director of Mr. Paul
       Cornet De Ways Ruart, for A Period of Two Years     Management     For          Voted - For
 7b. Renewing the Appointment as Director of Mr. Stefan
       Descheemaeker, for A Period of Two Years            Management     For          Voted - For
 7c. Renewing the Appointment as Director of Mr.
       Gregoire De Spoelberch, for A Period of Two Years   Management     For          Voted - For
 7d. Renewing the Appointment as Director O F Mr.
       Alexandre Van Damme, for A Period of Two Years      Management     For          Voted - For

                                                      FMC SELECT FUND
 PROPOSAL                                                   PROPOSED BY MGT. POSITION REGISTRANT VOTED
 7e. Renewing the Appointment as Director of Mr.
       Alexandre Behring, for A Period of Two Years         Management     For          Voted - For
 7f. Renewing the Appointment as Director of Mr. Paulo
       Lemann, for A Period of Two Years                    Management     For          Voted - For
 7g. Renewing the Appointment as Director of Mr. Carlos
       Alberto Da Veiga Sicupira, for A Period of Two Years Management     For          Voted - For
 7h. Renewing the Appointment as Director of Mr. Marcel
       Herrmann Telles, for A Period of Two Years           Management     For          Voted - For
 7i. Renewing the Appointment as Director of Mrs. Maria
       Asuncion Aramburuzabala, for A Period of Two Years   Management     For          Voted - For
 7j. Renewing the Appointment As Restricted Share
       Director of Mr. Martin J. Barrington, for A Period
       of One Year                                          Management     For          Voted - For
 7k. Renewing the Appointment As Restricted Share
       Director of Mr. William F. Gifford, Jr., for A
       Period of One Year                                   Management     For          Voted - For
 7l. Renewing the Appointment As Restricted Share
       Director of Mr. Alejandro Santo Domingo Davila, for
       A Period of One Year                                 Management     For          Voted - For
 8a. Remuneration Policy and Remuneration Report of the
       Company                                              Management     For          Voted - For
 8b. Approval of Increased Fixed Annual Fee of the
       Chairman                                             Management     For          Voted - For
 8c. Stock Options for Directors                            Management     For          Voted - For
 8d. Revised Remuneration of the Statutory Auditor          Management     For          Voted - For
 B1. Filings                                                Management     For          Voted - For
APPLE INC.
 SECURITY ID: 037833100  TICKER: AAPL
 Meeting Date: 13-Feb-18           Meeting Type: Annual
 1a. Election of Director: James Bell                       Management     For          Voted - For
 1b. Election of Director: Tim Cook                         Management     For          Voted - For
 1c. Election of Director: Al Gore                          Management     For          Voted - For
 1d. Election of Director: Bob Iger                         Management     For          Voted - For
 1e. Election of Director: Andrea Jung                      Management     For          Voted - For
 1f. Election of Director: Art Levinson                     Management     For          Voted - For
 1g. Election of Director: Ron Sugar                        Management     For          Voted - For
 1h. Election of Director: Sue Wagner                       Management     For          Voted - For
 2.  Ratification of the Appointment of Ernst & Young
       LLP As Apple's Independent Registered Public
       Accounting Firm for 2018                             Management     For          Voted - For
 3.  Advisory Vote to Approve Executive Compensation        Management     For          Voted - For
 4.  Approval of the Amended and Restated Apple Inc.
       Non-employee Director Stock Plan                     Management     For          Voted - For
 5.  A Shareholder Proposal Entitled "shareholder Proxy
       Access Amendments"                                   Management     Against      Voted - Against
 6.  A Shareholder Proposal Entitled "human Rights
       Committee"                                           Management     Against      Voted - Against

                                                      FMC SELECT FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ARAMARK
 SECURITY ID: 03852U106  TICKER: ARMK
 Meeting Date: 31-Jan-18           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  To Ratify the Appointment of KPMG LLP As Aramark's
       Independent Registered Public Accounting Firm for
       the Fiscal Year Ending September 28, 2018.          Management     For          Voted - For
 3.  To Approve, in A Non-binding Advisory Vote, the
       Compensation Paid to the Named Executive Officers.  Management     For          Voted - For
AUTOZONE, INC.
 SECURITY ID: 053332102  TICKER: AZO
 Meeting Date: 20-Dec-17           Meeting Type: Annual
 1A. Election of Director: Douglas H. Brooks               Management     For          Voted - For
 1B. Election of Director: Linda A. Goodspeed              Management     For          Voted - For
 1C. Election of Director: Earl G. Graves, Jr.             Management     For          Voted - For
 1D. Election of Director: Enderson Guimaraes              Management     For          Voted - For
 1E. Election of Director: J. R. Hyde, III                 Management     For          Voted - For
 1F. Election of Director: D. Bryan Jordan                 Management     For          Voted - For
 1G. Election of Director: W. Andrew Mckenna               Management     For          Voted - For
 1H. Election of Director: George R. Mrkonic, Jr.          Management     For          Voted - For
 1I. Election of Director: Luis P. Nieto                   Management     For          Voted - For
 1J. Election of Director: William C. Rhodes, III          Management     For          Voted - For
 2.  Ratification of Ernst & Young LLP As Independent
       Registered Public Accounting Firm for the 2018
       Fiscal Year.                                        Management     For          Voted - For
 3.  Approval of Advisory Vote on Executive Compensation.  Management     For          Voted - For
 4.  Advisory Vote on the Frequency of Future Advisory
       Votes on Executive Compensation.                    Management     1 Year       Voted - 1 Year
BERKSHIRE HATHAWAY INC.
 SECURITY ID: 084670702  TICKER: BRKB
 Meeting Date: 05-May-18           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  Shareholder Proposal Regarding Methane Gas
       Emissions.                                          Management     Against      Voted - Against
 3.  Shareholder Proposal Regarding Adoption of a Policy
       to Encourage Berkshire Subsidiaries to Issue Annual
       Sustainability Reports.                             Management     Against      Voted - Against

                                                      FMC SELECT FUND
 PROPOSAL                                                  PROPOSED BY      MGT. POSITION REGISTRANT VOTED
BROOKFIELD ASSET MANAGEMENT INC.
 SECURITY ID: 112585104  TICKER: BAM
 Meeting Date: 15-Jun-18           Meeting Type: Annual and Special Meeting
 1   Director                                              Management          For          Voted - For
 2   The Appointment of Deloitte LLP as External Auditor
       and Authorizing the Directors to Set Its
       Remuneration.                                       Management          For          Voted - For
 3   The Say on Pay Resolution Set Out in the
       Corporation's Management Information Circular Dated
       May 1, 2018.                                        Management          For          Voted - For
 4   The Plan Amendment Resolution.                        Management          For          Voted - For
CVS HEALTH CORPORATION
 SECURITY ID: 126650100  TICKER: CVS
 Meeting Date: 13-Mar-18           Meeting Type: Special
 1.  Stock Issuance Proposal: to Approve the Issuance of
       Shares of CVS Health Corporation Common Stock to
       Shareholders of Aetna Inc. in the Merger Between
       Aetna Inc. and Hudson Merger Sub Corp., A
       Wholly-owned Subsidiary of CVS Health Corporation,
       Pursuant to the Terms and Conditions of the
       Agreement and Plan of Merger Dated As of December
       3, 2017, As It May be Amended from Time to Time,
       Among CVS Health Corporation, Hudson Merger Sub
       Corp. and Aetna Inc.                                Management          For          Voted - For
 2.  Adjournment Proposal: to approve the Adjournment
       from Time to Time of the Special Meeting of
       Stockholders of CVS Health Corporation If Necessary
       to Solicit Additional Proxies If There are Not
       Sufficient Votes at the Time of the Special
       Meeting, Or Any Adjournment Or postponement
       Thereof, to Approve the Stock Issuance Proposal.    Management          For          Voted - For
 Meeting Date: 04-Jun-18           Meeting Type: Annual
 1a. Election of Director: Richard M. Bracken              Management          For          Voted - For
 1b. Election of Director: C. David Brown II               Management          For          Voted - For
 1c. Election of Director: Alecia A. Decoudreaux           Management          For          Voted - For
 1d. Election of Director: Nancy-Ann M. Deparle            Management          For          Voted - For
 1e. Election of Director: David W. Dorman                 Management          For          Voted - For
 1f. Election of Director: Anne M. Finucane                Management          For          Voted - For
 1g. Election of Director: Larry J. Merlo                  Management          For          Voted - For
 1h. Election of Director: Jean-Pierre Millon              Management          For          Voted - For
 1i. Election of Director: Mary L. Schapiro                Management          For          Voted - For
 1j. Election of Director: Richard J. Swift                Management          For          Voted - For
 1k. Election of Director: William C. Weldon               Management          For          Voted - For
 1l. Election of Director: Tony L. White                   Management          For          Voted - For

                                                      FMC SELECT FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2.  Proposal to Ratify Appointment of Independent
       Registered Public Accounting Firm for 2018.         Management     For          Voted - For
 3.  Say on Pay - an Advisory Vote on the Approval of
       Executive Compensation.                             Management     For          Voted - For
 4.  Proposal to Approve an Amendment to the Company's
       Certificate of Incorporation to Reduce the
       Ownership Threshold for our Stockholders' Right to
       Call Special Meetings.                              Management     For          Voted - For
 5.  Stockholder Proposal Regarding Executive Pay
       Confidential Voting.                                Management     Against      Voted - Against
DANAHER CORPORATION
 SECURITY ID: 235851102  TICKER: DHR
 Meeting Date: 08-May-18           Meeting Type: Annual
 1A. Election of Director: Donald J. Ehrlich               Management     For          Voted - For
 1B. Election of Director: Linda Hefner Filler             Management     For          Voted - For
 1C. Election of Director: Thomas P. Joyce, Jr.            Management     For          Voted - For
 1D. Election of Director: Teri List-Stoll                 Management     For          Voted - For
 1E. Election of Director: Walter G. Lohr, Jr.             Management     For          Voted - For
 1F. Election of Director: Mitchell P. Rales               Management     For          Voted - For
 1G. Election of Director: Steven M. Rales                 Management     For          Voted - For
 1H. Election of Director: John T. Schwieters              Management     For          Voted - For
 1I. Election of Director: Alan G. Spoon                   Management     For          Voted - For
 1J. Election of Director: Raymond C. Stevens, Ph.D.       Management     For          Voted - For
 1K. Election of Director: Elias A. Zerhouni, M.D.         Management     For          Voted - For
 2.  To Ratify the Selection of Ernst & Young LLP As
       Danaher's Independent Registered Public Accounting
       Firm.                                               Management     For          Voted - For
 3.  To Approve on an Advisory Basis the Company's Named
       Executive Officer Compensation.                     Management     For          Voted - For
 4.  To Act Upon A Shareholder Proposal Requesting That
       Danaher Reduce Shareholder Special Meeting
       Threshold from 25% to 10%.                          Management     Against      Voted - Against
DUNKIN' BRANDS GROUP, INC
 SECURITY ID: 265504100  TICKER: DNKN
 Meeting Date: 16-May-18           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  To Approve, on an Advisory Basis, the Compensation
       Paid by Dunkin' Brands to Its Named Executive
       Officers.                                           Management     For          Voted - For
 3.  To Recommend, on an Advisory Basis, the Frequency
       of Future Advisory Votes on the Compensation of the
       Named Executive Officers of the Company.            Management     1 Year       Voted - 1 Year
 4.  To Ratify the Appointment of KPMG LLP As Dunkin'
       Brands Independent Registered Public Accounting

                                                      FMC SELECT FUND
 PROPOSAL                                               PROPOSED BY   MGT. POSITION REGISTRANT VOTED
       Firm for the Current Fiscal Year Ending December
       29, 2018.                                        Management       For          Voted - For
HONEYWELL INTERNATIONAL INC.
 SECURITY ID: 438516106  TICKER: HON
 Meeting Date: 23-Apr-18           Meeting Type: Annual
 1A. Election of Director: Darius Adamczyk              Management       For          Voted - For
 1B. Election of Director: Duncan B. Angove             Management       For          Voted - For
 1C. Election of Director: William S. Ayer              Management       For          Voted - For
 1D. Election of Director: Kevin Burke                  Management       For          Voted - For
 1E. Election of Director: Jaime Chico Pardo            Management       For          Voted - For
 1F. Election of Director: D. Scott Davis               Management       For          Voted - For
 1G. Election of Director: Linnet F. Deily              Management       For          Voted - For
 1H. Election of Director: Judd Gregg                   Management       For          Voted - For
 1I. Election of Director: Clive Hollick                Management       For          Voted - For
 1J. Election of Director: Grace D. Lieblein            Management       For          Voted - For
 1K. Election of Director: George Paz                   Management       For          Voted - For
 1L. Election of Director: Robin L. Washington          Management       For          Voted - For
 2.  Advisory Vote to Approve Executive Compensation.   Management       For          Voted - For
 3.  Approval of Independent Accountants.               Management       For          Voted - For
 4.  Reduce Ownership Threshold Required to Call A
       Special Meeting of Shareowners.                  Management       For          Voted - For
 5.  Independent Board Chairman.                        Management       Against      Voted - Against
 6.  Report on Lobbying Payments and Policy.            Management       Against      Voted - Against
JOHNSON & JOHNSON
 SECURITY ID: 478160104  TICKER: JNJ
 Meeting Date: 26-Apr-18           Meeting Type: Annual
 1a. Election of Director: Mary C. Beckerle             Management       For          Voted - For
 1b. Election of Director: D. Scott Davis               Management       For          Voted - For
 1c. Election of Director: Ian E. L. Davis              Management       For          Voted - For
 1d. Election of Director: Jennifer A. Doudna           Management       For          Voted - For
 1e. Election of Director: Alex Gorsky                  Management       For          Voted - For
 1f. Election of Director: Mark B. Mcclellan            Management       For          Voted - For
 1g. Election of Director: Anne M. Mulcahy              Management       For          Voted - For
 1h. Election of Director: William D. Perez             Management       For          Voted - For
 1i. Election of Director: Charles Prince               Management       For          Voted - For
 1j. Election of Director: A. Eugene Washington         Management       For          Voted - For
 1k. Election of Director: Ronald A. Williams           Management       For          Voted - For
 2.  Advisory Vote to Approve Named Executive Officer
       Compensation                                     Management       For          Voted - For
 3.  Ratification of Appointment of
       PricewaterhouseCoopers LLP As the Independent
       Registered Public Accounting Firm for 2018       Management       For          Voted - For

                                                      FMC SELECT FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
 4.  Shareholder Proposal - Accounting for Litigation
       and Compliance in Executive Compensation
       Performance Measures                               Management     Against      Voted - Against
 5.  Shareholder Proposal - Amendment to Shareholder
       Ability to Call Special Shareholder Meeting        Management     Against      Voted - Against
KAR AUCTION SERVICES INC
 SECURITY ID: 48238T109  TICKER: KAR
 Meeting Date: 04-Jun-18           Meeting Type: Annual
 1a. Election of Director: Todd F. Bourell                Management     For          Voted - For
 1b. Election of Director: Donna R. Ecton                 Management     For          Voted - For
 1c. Election of Director: James P. Hallett               Management     For          Voted - For
 1d. Election of Director: Mark E. Hill                   Management     For          Voted - For
 1e. Election of Director: J. Mark Howell                 Management     For          Voted - For
 1f. Election of Director: Lynn Jolliffe                  Management     For          Voted - For
 1g. Election of Director: Michael T. Kestner             Management     For          Voted - For
 1h. Election of Director: John P. Larson                 Management     For          Voted - For
 1i. Election of Director: Stephen E. Smith               Management     For          Voted - For
 2.  To Approve, on an Advisory Basis, Executive
       Compensation.                                      Management     For          Voted - For
 3.  To Ratify the Audit Committee's Appointment of KPMG
       LLP As the Company's Independent Registered Public
       Accounting Firm for 2018.                          Management     For          Voted - For
MARTIN MARIETTA MATERIALS, INC.
 SECURITY ID: 573284106  TICKER: MLM
 Meeting Date: 17-May-18           Meeting Type: Annual
 1.1 Election of Director: Sue W. Cole                    Management     For          Voted - For
 1.2 Election of Director: Smith W. Davis                 Management     For          Voted - For
 1.3 Election of Director: John J. Koraleski              Management     For          Voted - For
 1.4 Election of Director: David G. Maffucci              Management     For          Voted - For
 1.5 Election of Director: Michael J. Quillen             Management     For          Voted - For
 1.6 Election of Director: Donald W. Slager               Management     For          Voted - For
 1.7 Election of Director: Stephen P. Zelnak, Jr.         Management     For          Voted - For
 2.  Ratification of Selection of PricewaterhouseCoopers
       as Independent Auditors.                           Management     For          Voted - For
 3.  Approval, by A Non-binding Advisory Vote, of the
       Compensation of Martin Marietta Materials, Inc.'s
       Named Executive Officers.                          Management     For          Voted - For

                                                      FMC SELECT FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
NESTLE S.A.
 SECURITY ID: 641069406  TICKER: NSRGY
 Meeting Date: 12-Apr-18           Meeting Type: Annual
 1A  Approval of the Annual Review, the Financial
       Statements of Nestle S.A. and the Consolidated
       Financial Statements of the Nestle Group for 2017  Management     For          Voted - For
 1B  Acceptance of the Compensation Report 2017
       (advisory Vote)                                    Management     For          Voted - For
 2   Discharge to the Members of the Board of Directors
       and of the Management                              Management     For          Voted - For
 3   Appropriation of Profit Resulting from the Balance
       Sheet of Nestle S.A. (proposed Dividend) for the
       Financial Year 2017                                Management     For          Voted - For
 4AA Re-election of the Director: Mr Paul Bulcke (as
       Member and Chairman)                               Management     For          Voted - For
 4AB Re-election of the Director: Mr Ulf Mark Schneider   Management     For          Voted - For
 4AC Re-election of the Director: Mr Henri De Castries    Management     For          Voted - For
 4AD Re-election of the Director: Mr Beat W. Hess         Management     For          Voted - For
 4AE Re-election of the Director: Mr Renato Fassbind      Management     For          Voted - For
 4AF Re-election of the Director: Mr Jean-Pierre Roth     Management     For          Voted - For
 4AG Re-election of the Director: Ms Ann M. Veneman       Management     For          Voted - For
 4AH Re-election of the Director: Ms Eva Cheng            Management     For          Voted - For
 4HI Re-election of the Director: Ms Ruth K. Oniang'o     Management     For          Voted - For
 4AJ Re-election of the Director: Mr Patrick Aebischer    Management     For          Voted - For
 4AK Re-election of the Director: Ms Ursula M. Burns      Management     For          Voted - For
 4BA Election to the Board of Director: Mr Kasper Rorsted Management     For          Voted - For
 4BB Election to the Board of Director: Mr Pablo Isla     Management     For          Voted - For
 4BC Election to the Board of Director: Ms Kimberly A.
       Ross                                               Management     For          Voted - For
 4CA Election of the Member of the Compensation
       Committee: Mr Beat W. Hess                         Management     For          Voted - For
 4CB Election of the Member of the Compensation
       Committee: Mr Jean-Pierre Roth                     Management     For          Voted - For
 4CC Election of the Member of the Compensation
       Committee: Mr Patrick Aebischer                    Management     For          Voted - For
 4CD Election of the Member of the Compensation
       Committee: Ms Ursula M. Burns                      Management     For          Voted - For
 4D  Election of the Statutory Auditors, KPMG SA, Geneva
       Branch                                             Management     For          Voted - For
 4E  Election of the Independent Representative Hartmann
       Dreyer, Attorneys-at-law                           Management     For          Voted - For
 5A  Approval of the Compensation of the Board of
       Directors                                          Management     For          Voted - For
 5B  Approval of the Compensation of the Executive Board  Management     For          Voted - For
 6   Capital Reduction (by Cancellation of Shares)        Management     For          Voted - For
 7   In the Event of Any Yet Unknown New Or Modified
       Proposal by A Shareholder During the General
       Meeting, I Instruct the Independent Representative
       to Vote As Follows.                                Management     Against      Voted - Against

                                                      FMC SELECT FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ONEX CORPORATION
 SECURITY ID: 68272K103  TICKER: ONEXF
 Meeting Date: 10-May-18           Meeting Type: Annual
 1   The Appointment of an Auditor of the Corporation.     Management     For          Voted - For
 2   The Authorization of the Directors to Fix the
       Remuneration of the Auditor.                        Management     For          Voted - For
 3   Director                                              Management     For          Voted - For
 4   The Advisory Resolution on the Corporation's
       Approach to Executive Compensation as Set Out in
       the Accompanying Management Information Circular.   Management     For          Voted - For
PPG INDUSTRIES, INC.
 SECURITY ID: 693506107  TICKER: PPG
 Meeting Date: 19-Apr-18           Meeting Type: Annual
 1A. Election of Director: Victoria F. Haynes              Management     For          Voted - For
 1B. Election of Director: Michael W. Lamach               Management     For          Voted - For
 1C. Election of Director: Martin H. Richenhagen           Management     For          Voted - For
 2.  Approve the Compensation of the Company's Named
       Executive Officers on an Advisory Basis             Management     For          Voted - For
 3.  Proposal to Approve an Amendment of the Company's
       Articles of Incorporation to Provide for the Annual
       Election of Directors                               Management     For          Voted - For
 4.  Ratify the Appointment of PricewaterhouseCoopers
       LLP As the Company's Independent Registered Public
       Accounting Firm for 2018                            Management     For          Voted - For
SERVICE CORPORATION INTERNATIONAL
 SECURITY ID: 817565104  TICKER: SCI
 Meeting Date: 23-May-18           Meeting Type: Annual
 1.  Director                                              Management     For          Voted - For
 2.  To Approve the Selection of PricewaterhouseCoopers
       LLP As the Company's Independent Registered Public
       Accounting Firm for Fiscal Year Ending December 31,
       2018.                                               Management     For          Voted - For
 3.  To Approve, by Advisory Vote, Named Executive
       Officer Compensation.                               Management     For          Voted - For
 4.  To Approve the Declassification of the Board of
       Directors.                                          Management     For          Voted - For
 5.  To Approve the Elimination of Certain Supermajority
       Vote Requirements in our Restated Articles of
       Incorporation and Bylaws.                           Management     For          Voted - For
 6.  To Approve the Reduction of the Supermajority Vote
       Requirement to Approve Business Combinations with
       Interested Shareholders.                            Management     For          Voted - For

                                                      FMC SELECT FUND
 PROPOSAL                                                PROPOSED BY  MGT. POSITION REGISTRANT VOTED
 7.  To Approve the Shareholder Proposal to Require
       Independent Board Chairman.                       Management      Against      Voted - Against
WELLS FARGO & COMPANY
 SECURITY ID: 949746101  TICKER: WFC
 Meeting Date: 24-Apr-18           Meeting Type: Annual
 1a. Election of Director: John D. Baker II              Management      For          Voted - For
 1b. Election of Director: Celeste A. Clark              Management      For          Voted - For
 1c. Election of Director: Theodore F. Craver, Jr.       Management      For          Voted - For
 1d. Election of Director: Elizabeth A. Duke             Management      For          Voted - For
 1e. Election of Director: Donald M. James               Management      For          Voted - For
 1f. Election of Director: Maria R. Morris               Management      For          Voted - For
 1g. Election of Director: Karen B. Peetz                Management      For          Voted - For
 1h. Election of Director: Juan A. Pujadas               Management      For          Voted - For
 1i. Election of Director: James H. Quigley              Management      For          Voted - For
 1j. Election of Director: Ronald L. Sargent             Management      For          Voted - For
 1k. Election of Director: Timothy J. Sloan              Management      For          Voted - For
 1l. Election of Director: Suzanne M. Vautrinot          Management      For          Voted - For
 2.  Advisory Resolution to Approve Executive
       Compensation.                                     Management      For          Voted - For
 3.  Ratify the Appointment of KPMG LLP As the Company's
       Independent Registered Public Accounting Firm for
       2018.                                             Management      For          Voted - For
 4.  Shareholder Proposal - Special Shareowner Meetings. Management      Against      Voted - Against
 5.  Shareholder Proposal - Reform Executive
       Compensation Policy with Social Responsibility.   Management      Against      Voted - Against
 6.  Shareholder Proposal - Report on Incentive
       Compensation and Risks of Material Losses.        Management      Against      Voted - Against
YUM! BRANDS, INC.
 SECURITY ID: 988498101  TICKER: YUM
 Meeting Date: 17-May-18           Meeting Type: Annual
 1a. Election of Director: Paget L. Alves                Management      For          Voted - For
 1b. Election of Director: Michael J. Cavanagh           Management      For          Voted - For
 1c. Election of Director: Christopher M. Connor         Management      For          Voted - For
 1d. Election of Director: Brian C. Cornell              Management      For          Voted - For
 1e. Election of Director: Greg Creed                    Management      For          Voted - For
 1f. Election of Director: Tanya L. Domier               Management      For          Voted - For
 1g. Election of Director: Mirian M. Graddick-Weir       Management      For          Voted - For
 1h. Election of Director: Thomas C. Nelson              Management      For          Voted - For
 1i. Election of Director: P. Justin Skala               Management      For          Voted - For
 1j. Election of Director: Elane B. Stock                Management      For          Voted - For
 1k. Election of Director: Robert D. Walter              Management      For          Voted - For
 2.  Ratification of Independent Auditors.               Management      For          Voted - For
 3.  Advisory Vote on Executive Compensation.            Management      For          Voted - For

                                            FMC STRATEGIC VALUE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AMERCO
 SECURITY ID: 023586100  TICKER: UHAL
 Meeting Date: 24-Aug-17           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. An Advisory Vote to Approve the Compensation Paid
      to the Company's Named Executive Officers As
      Disclosed in the Proxy Statement.                   Management     For          Voted - For
 3. An Advisory Vote on the Frequency of Future
      Advisory Votes on the Compensation of the Named
      Executive Officers.                                 Management     3 Years      Voted - 1 Year
 4. The Ratification of the Appointment of BDO USA, LLP
      As the Company's Independent Registered Public
      Accounting Firm for the Fiscal Year Ending March
      31, 2018.                                           Management     For          Voted - For
 5. A Proposal Received from Company Stockholder
      Proponents to Ratify and Affirm the Decisions and
      Actions Taken by the Board of Directors and
      Executive Officers of the Company with Respect to
      Amerco, its Subsidiaries, and Its Various
      Constituencies for the Fiscal Year Ended March 31,
      2017.                                               Management     For          Voted - For
AZZ INC.
 SECURITY ID: 002474104  TICKER: AZZ
 Meeting Date: 11-Jul-17           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. Approval of Advisory Vote on Azz's Executive
      Compensation Program.                               Management     For          Voted - For
 3. Ratification of the Appointment of BDO USA, LLP as
      Azz's Independent Registered Public Accounting Firm
      for the Fiscal Year Ending February 28, 2018.       Management     For          Voted - For
HRG GROUP, INC.
 SECURITY ID: 40434J100  TICKER: HRG
 Meeting Date: 25-Sep-17           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. To Ratify the Appointment of KPMG LLP As the
      Company's Independent Registered Public Accounting
      Firm for our Fiscal Year Ending September 30, 2017. Management     For          Voted - For
 3. To Approve, on an Advisory Basis, the Compensation
      of the Company's Executive Officers.                Management     For          Voted - For
 4. To Approve, on an Advisory Basis, the Frequency of
      Holding A Future Advisory Vote on Executive
      Compensation.                                       Management     3 Years      Voted - 1 Year



                                            FMC STRATEGIC VALUE FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
PRESTIGE BRANDS HOLDINGS, INC.
 SECURITY ID: 74112D101  TICKER: PBH
 Meeting Date: 01-Aug-17           Meeting Type: Annual
 1. Director                                              Management     For          Voted - For
 2. To Ratify the Appointment of PricewaterhouseCoopers
      LLP As the Independent Registered Public Accounting
      Firm of Prestige Brands Holdings, Inc. for the
      Fiscal Year Ending March 31, 2018.                  Management     For          Voted - For
 3. Say on Pay - an Advisory Vote on the Resolution to
      Approve the Compensation of Prestige Brands
      Holdings, Inc.'s Named Executive Officers.          Management     For          Voted - Against
 4. To Vote on A Non-binding Proposal As to the
      Frequency with Which Stockholders Will Vote on the
      Compensation of our Named Executive Officers in
      Future Years.                                       Management     1 Year       Voted - 1 Year

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /S/ MICHAEL BEATTIE
    --------------------
    Michael Beattie
    President
    Date: August 31, 2018